Trade and Finance Receivables (Trade Receivables) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Receivables [Abstract]
Trade receivable related to Iran	$ 26
Trade receivable reserve related to Iran	$ 9